Note 3	12 Months Ended
Dec. 31, 2021
BBVA Group [Abstract]
Disclosure of BBVA Group [Text Block]	BBVA Group
The BBVA Group is an international diversified financial group with a significant presence in retail banking, wholesale banking and asset management. The Group also operates in the insurance sector.
The following information is detailed in the appendices of these consolidated financial statements of the Group for the year ended December 31, 2021:
–Appendix I shows relevant information related to the consolidated subsidiaries and structured entities.
–Appendix II shows relevant information related to investments in joint ventures and associates accounted for using the equity method.
–Appendix III shows the main changes and notification of investments and divestments in the BBVA Group.
–Appendix IV shows fully consolidated subsidiaries with more than 10% owned by non-Group shareholders.
The following table sets forth information related to the Group’s total assets as of December 31, 2021, 2020 and 2019, broken down by the Group’s entities according to their activity:

Contribution to Consolidated Group total assets. Entities by main activities (Millions of euros)
	2021	2020	2019
Banking and other financial services	631,683	703,304	664,100
Insurance and pension fund managing companies	29,657	28,667	29,300
Other non-financial services	1,545	1,826	2,071
Total	662,885	733,797	695,471
The total assets and results of operations broken down by operating segments are included in Note 6.
The BBVA Group’s activities are mainly located in Spain, Mexico, South America and Turkey, with active presence in the rest of Europe, the United States and Asia:
–Spain. The Group’s activity in Spain is mainly carried out through Banco Bilbao Vizcaya Argentaria, S.A. The Group also has other entities that mainly operate in Spain’s banking sector and insurance sector.
–Mexico. The BBVA Group operates in Mexico, not only in the banking sector, but also in the insurance sector through BBVA Mexico.
–South America. The BBVA Group’s activities in South America are mainly focused on the banking, financial and insurance sectors, in the following countries: Argentina, Colombia, Peru, Uruguay and Chile. It has a representative office in Sao Paulo (Brazil). The Group owns more than 50% of most of the entities based in these countries. Appendix I shows a list of the entities which, although less than 50% owned by the BBVA Group as of December 31, 2021, are consolidated (see Note 2.1).
–Turkey. The Group’s activity in Turkey is mainly carried out through the Garanti BBVA Group.
–Rest of Europe. Group's activity in Europe (excluding Spain) is carried out by banking and financial institutions, mainly in Switzerland, Italy, Germany, the Netherlands and Romania and the Bank's branches in Germany, Belgium, France, Italy, Portugal and the United Kingdom.
–United States. The Group's activity in the United States is mainly carried out by the branch of Banco Bilbao Vizcaya Argentaria, S.A. in New York, the Branch of BBVA Mexico in Houston, participations in technology companies through funds and investment vehicles, including the venture capital fund Propel Venture Partners, the broker-dealer business BBVA Securities Inc., and a representative office in Silicon Valley (California).
–Asia. The Group's activity in Asia is conducted through the Bank's branches (Taipei, Tokyo, Hong Kong, Singapore and Shanghai) and representative offices (Beijing, Seoul, Mumbai, Abu Dhabi and Jakarta).
Significant transactions in the Group in 2021
Voluntary takeover bid for the entire share capital of Türkiye Garanti Bankası A.Ş (Garanti).
On November 15, 2021, BBVA announced a voluntary takeover bid addressed to the holders of the 2,106,300,000 shares[2] not controlled by BBVA, representing 50.15% of Garanti's total share capital. BBVA submitted for authorization an application of the voluntary takeover bid to the Capital Markets Board of Turkey (CMB) on November 18, 2021.
The consideration offered by BBVA to Garanti shareholders is 12.20 Turkish Liras in cash for each share. The maximum amount payable by BBVA will be 25,697 million Turkish Liras (equivalent to approximately €1,690 million at an exchange rate of 15.23 Turkish Liras per Euro estimated as of December 31, 2021) assuming all of Garanti's shareholders sell their shares. BBVA will pay the consideration with its current shareholder's funds. BBVA reserves the right to reduce or otherwise modify the voluntary takeover bid price by an amount equal to the gross amount of the distribution per share, if Garanti declares or distributes dividends, reserves or any other kind of distribution to its shareholders at any time from the date of the announcement on November 15, 2021 until the day of completion of the voluntary takeover bid. BBVA may cancel the takeover bid at any time before the commencement of the acceptance period.
The acquisition by BBVA of more than 50% of Garanti's total share capital is subject to the prior approval of several authorities, both in Turkey and in other jurisdictions. BBVA will disclose to the market when all relevant authorizations are obtained. BBVA has received confirmation from the CMB that it will not formally approve the voluntary takeover bid application until the CMB receives confirmation from BBVA that all relevant approvals required by BBVA have been duly obtained. Only after approval by the CMB of the voluntary takeover bid application will the voluntary takeover bid period begin.
The estimated impact will depend on the percentage of shares that are tendered. As of December 31, 2021, BBVA estimated maximum impact of minus 32 basis points in the Common Equity Tier 1 fully loaded ratio and approximately 2% accretion to its book value per share[3], (all the above assuming that all Garanti shareholders accept the offer).
Divestitures
Sale of BBVA’s U.S. subsidiary to PNC Financial Service Group
On June 1 2021, after obtaining all the required authorizations, BBVA completed the sale to The PNC Financial Services Group, Inc. of 100% of the capital stock of its subsidiary BBVA USA Bancshares, Inc., which in turn owned all the capital stock of the bank, BBVA USA.
The consideration received in cash by BBVA amounted to approximately 11,500 million USD (price provided in the agreement minus the agreed closing price adjustments) equivalent to approximately €9,600 million (with an exchange rate of 1.20 EUR / USD).
The accounting of both the results generated by BBVA USA Bancshares since the announcement of the transaction and the closing of its sale has had an aggregate positive impact on the BBVA Group's Common Equity Tier 1 ("fully loaded") ratio of approximately 294 basis points, which includes the generation of capital contributed by the subsidiary to the Group until the closing of the transaction (on June 1, 2021) and a profit net of taxes of €582 million. As a result thereof, the BBVA Group has been reflecting the results that BBVA USA Bancshares, Inc. has been generating, as well as the positive impact, mainly, of these results on the Common Equity Tier 1 ("fully loaded") ratio of BBVA Group. The calculation of the impact on Common Equity Tier 1 has been made taking into account the amount of the transaction in euros and BBVA Group's financial statements as of June 2021.
The BBVA Group continues to develop an institutional and wholesale business in the United States that it currently carries out through its broker-dealer BBVA Securities Inc. and the New York branch. BBVA also maintains its investment activity in the fintech sector through its participation in Propel Venture Partners US Fund I, L.P.
Note 21 shows a breakdown of the financial information of the companies sold in the United States as of December 31, 2021, 2020 and 2019 and the results of those companies as of and for the first five months of 2021 and the years ended 2020 and 2019.
Sale of the BBVA Group's stake in Paraguay
On January 22, 2021, once the mandatory authorizations were obtained, BBVA completed the sale of its direct and indirect shareholding of 100% of the capital stock of Banco Bilbao Vizcaya Argentaria Paraguay, S.A. (“BBVA Paraguay”) to Banco GNB Paraguay S.A., a subsidiary of the Gilinski Group. This transaction was originally agreed in 2019. The total amount received by BBVA amounted to approximately USD 250 million (approximately €210 million). The transaction generated a capital loss net of taxes of approximately €9 million. This transaction had a positive impact on the Common Equity Tier 1 (fully loaded) of the BBVA Group of approximately 6 basis points, which is reflected in the capital base of the BBVA Group in the fiscal year 2021.
Significant transactions in the Group in 2020
Divestitures
Alliance with Allianz, Compañía de Seguros y Reaseguros, S.A.
On April 27, 2020, BBVA reached an agreement with Allianz, Compañía de Seguros y Reaseguros, S.A. to create a bancassurance joint venture in order to develop the non-life insurance business in Spain, excluding the health insurance line of the business.
On December 14, 2020, once the required authorizations had been obtained, BBVA completed the operation and announced the transfer to Allianz, Compañía de Seguros y Reaseguros, S.A. of half plus one share of the company BBVA Allianz Seguros y Reaseguros, S.A., for which it received €274 million, without taking into account a variable part of the price (up to €100 million depending on certain objectives and planned milestones). This operation resulted in a profit net of taxes of €304 million and a positive impact on the fully loaded CET1 of the BBVA Group of 7 basis points, recorded in the Consolidated Financial Statements for the year ended December 31, 2020.